Northern Lights Fund Trust

         KCM Macro Trends Fund

Incorporated herein by reference is the definitive version of the supplement for KCM Macro Trends Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 18, 2014, (SEC Accession No. 0000910472-14-004223).